PROPERTY, PLANT AND EQUIPMENT - 10K	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
7. PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2015	2014
Land and improvements	$10.7	$11.7
Building and improvements	84.7	83.9
Machinery, equipment and capital leases	213.0	198.7
Office furniture, fixtures and capitalized software	118.1	104.2
Leasehold improvements	29.0	28.1
Construction-in-progress	31.5	35.9
Property, plant and equipment, gross	487.0	462.5
Accumulated depreciation and amortization	(271.7)	(250.5)
Property, plant and equipment, net	$215.3	$212.0

Depreciation and amortization expense for 2015, 2014 and 2013 was $37.0 million, $36.9 million and $25.2 million, respectively.